Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Accrued Liabilities and Other Payables [Abstract]
Accrued salaries and related benefits		$ 43,487	$ 43,749
Other payables	138,575	81,226	33,958
Accrued expenses	302,328	34,583	32,381
Freight payable	79,154
Total	$ 520,057	$ 159,296	$ 119,235